Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Other payables and accrued liabilities
Loan form Guarantor	[1]	$ 253,080
Borrowings – non-interest-bearing1	[2]	240,133	305,754
Receipt in advance		200,084	121,599
Salary payables		62,574	67,266
Others	[3]	120,817	56,099
Total other payables and accrued liabilities		$ 876,688	$ 550,718

[1]	In May 2023, the Company received a short-term borrowing from Industrial and Commercial Bank of China of RMB 2,310,000 (approximately $325,357) with an annual interest rate of 3.55% to be due in May 2024. The company defaulted on the principal borrowed in May 2024. In August 2024, Shenzhen Hi-Tech Investment Small Micro Financing Guarantee Co., Ltd. has repaid RMB1,809,601 (approximately $247,914) on behalf of the Company, with interest payments of $5,165 as of December 31, 2024.
[2]	Borrowing mainly involves interest-free borrowing from third parties.
[3]	Others mainly involve the Company’s security reserves and the withholding of employees’ social insurance premiums. Additionally, it includes litigation compensation to be executed.